New IFRS and IFRIC Not Yet Effective	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
New IFRS and IFRIC Not Yet Effective
4.	New IFRS and IFRIC not yet effective
The standards and interpretations effective during the six months ended June 30, 2023 and those issued but not yet in force are detailed below:

a)	Standard and interpretation effective as of January 1, 2023

•	Insurance Contracts (IFRS 17)

•	Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

•	Definition of Accounting Estimates (Amendments to IAS 8)

•	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
After an analysis of the standards and interpretations effective during the six months ended June 30, 2023, we have concluded that we don’t expect any significant impacts on the current financial statements.

b)	New standards, amendments and interpretations effective and the European Union endorsed as of January 1, 2024

•	Classification of liabilities as current or non-current and Non-current lia bilities with Covenants (Amendments to IAS 1)

•	Lease liability in a Sale and Leaseback (Amendment to IFRS 16)

•	International tax reform – Pillar II Model rules (Amendment to IAS 12)
We do not expect that these standards will have a significant impact on the Group’s financial statements.